Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 12, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jul. 12, 2019
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Core Plus Bond Fund [Member]
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR CORE PLUS BOND FUND
Strategy [Heading]	rr_StrategyHeading	Under Principal Investment Strategies, delete the first paragraph and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds or other debt securities at the time of purchase. Such investments include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (including collateralized mortgage obligations); asset-backed securities or mortgage-backed securities (securitized products); corporate bonds; and foreign securities, including emerging market securities. The Fund invests in investment-grade securities and, with respect to up to 25% of its assets, in below investment grade securities (sometimes called “high yield” or "junk"), which are rated at the time of purchase Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P Global Ratings ("S&P Global") (if the security has been rated by only one of those agencies, that rating will determine whether the security is below investment grade; if the security has not been rated by either of those agencies, those selecting such investments will determine whether the security is of a quality comparable to those rated below investment grade; if securities are rated differently by the rating agencies, the highest rating is used). The Fund is not managed to a particular maturity. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg Barclays U.S. Aggregate Bond Index, which as of December 31, 2018 was 5.87 years. The Fund actively trades portfolio securities.

Risk [Heading]	rr_RiskHeading	Under Principal Risks, add the following to the alphabetical list of risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Income Fund [Member]
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR INCOME FUND
Strategy [Heading]	rr_StrategyHeading	Under Principal Investment Strategies, delete the first two paragraphs and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests primarily in a diversified pool of investment-grade fixed-income securities, including corporate securities, U.S. government securities, asset-backed securities and mortgage-backed securities (securitized products) (including collateralized mortgage obligations), and foreign securities. “Investment grade” securities are rated BBB- or higher by S&P Global Ratings ("S&P Global") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of those selecting such investments. If the security has been rated by only one of those agencies, that rating will determine whether the security is investment grade. If securities are rated differently by the rating agencies, the highest rating is used. The Fund is not managed to a particular maturity. Under normal circumstances, the Fund maintains an average portfolio duration that is within +-25% of the duration of the Bloomberg Barclays US Aggregate Bond Index.
The Fund limits its investments in bonds that are rated below investment grade by S&P and/or Moody’s (sometimes called “high yield bonds” or “junk bonds”) to no more than 5% of the Fund’s assets at the time of purchase.